NOTES PAYABLE- FORMER OFFICER: (Details Textual) (USD $)							3 Months Ended	9 Months Ended	12 Months Ended		128 Months Ended	137 Months Ended
	Jul. 31, 2013	Mar. 10, 2013	Oct. 31, 2012	Sep. 25, 2012	Jul. 21, 2012	Oct. 31, 2011	Jul. 31, 2013 Moore Notes [Member]	Jul. 31, 2013 Moore Notes [Member]	Oct. 31, 2012 Moore Notes [Member]	Oct. 31, 2011 Moore Notes [Member]	Oct. 31, 2012 Moore Notes [Member]	Jul. 31, 2013 Moore Notes [Member]
Schedule Of Notes Payable officer [Line Items]
Debt Instrument, Interest Rate During Period								12.00%
Repayments of Debt								$ 85,700	$ 35,000
Long-term Debt, Gross		250,000		100,000	250,000		428,000	428,000	477,000	408,000	477,000	428,000
Interest Expense, Debt							7,198	24,841	2,969,520	78,077	300,022	324,862
Notes Payable, Current							11,200	11,200				11,200
Common Stock, Value, Issued	$ 4,898		$ 3,158			$ 2,001	$ 6,000,000	$ 6,000,000				$ 6,000,000
Debt Instrument, Description								In August 2013, Mr. Moore resigned as Chairman of the Board of Directors and as Chief Executive Officer and entered into a consulting agreement with the Company, which provided for a $100,000 payment towards the Moore Notes in the event the Company closes a financing greater than $5,000,00 during the initial term of the consulting agreement (which amount may be increased to $429,076.59 at the Company’s discretion if the financing exceeds $15,000,000).